Shareholder Report, Line Graph (Details) 191868_Amplify Cash Flow Dividend Leaders ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Sep. 12, 2023	Sep. 30, 2025
Amplify Cash Flow Dividend Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Amplify Cash Flow Dividend Leaders ETF NAV
Accumulated Value	$ 12,090	$ 10,000	$ 13,304
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 13,113	$ 10,000	$ 15,421